ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

	2024	2023
Trade	$754.3	$835.3
Amounts receivable from affiliated corporations	33.5	25.1
Other	216.0	127.9
	$1,003.8	$988.3